Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

The future minimum rental commitments under non-cancelable operating leases follow:
(MILLIONS OF DOLLARS)	2017	2018	2019	2020	2021	After 2021
Lease commitments	$220	$188	$163	$138	$125	$967